EQUITY	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY

15. EQUITY

Common stock

For the sake of undertaking a public offering of the Company’s ordinary shares, the Company has performed a series of re-organizing transactions resulting in 12,000,000 shares of ordinary shares outstanding that have been retroactively restated to the beginning of the first period presented. The Company only has one single class of ordinary shares that are accounted for as permanent equity.

On April 22, 2022, the Company issued 3,020,000 ordinary shares pursuant to the initial public offering.

On October 13, 2023, the authorized share capital of the Company was US$ 100,000 divided into 100,000,000 shares with a par value of US$ 0.001 per share and following the implementation of a reverse share split at a ratio of 1:3, the authorized share capital of the Company will be US$ 100,000 divided into 33,333,333 shares with a par value of US$ 0.003 per share. The Company effected the reverse share split of all issued and outstanding shares of 15,020,000 shares at a ratio of 3:1. As a result of the reverse share split, the Company now have 5,006,666 common shares issued and outstanding as of the date hereof. Unless indicated or the context otherwise requires, all number of ordinary shares in this report has been retrospectively adjusted for the reverse share split, as if such reverse share split occurred on the first day of the years presented.

On November 15, 2024, the Board approved a special share award of 300,000 shares issued to Ms. Hong Bee Yin under the approved 2022 equity incentive plan. The fair value per share was US$1.16. The award was fully vested immediately and the total fair value of US$348,000 was recognized as general and administrative expenses in the consolidated statements of income and comprehensive income (loss). As a result, the Company’s common stock increased from 5,006,666 to 5,306,666 as of the date hereof.

Treasury shares

During the financial year ended December 31, 2023 and 2024, the Company acquired 9,952 and 36,454 of its own shares at the total purchase consideration of SGD18 thousand and SGD48 thousand (US$45 thousand), respectively.